RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended		1 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Vimicro China	Jan. 12, 2012 VMF Shenzhen	Sep. 30, 2013 Vimicro Wuxi	Dec. 31, 2013 Vimicro Tianshi	Sep. 30, 2013 Vimicro Wuxi	Dec. 31, 2013 Vimicro Wuxi	Dec. 31, 2012 Vimicro Wuxi	Dec. 31, 2012 Vimicro Wuxi Vimicro China	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2013 Vimicro Qingdao	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2011 Vimicro Qingdao	Dec. 31, 2013 VMF Consulting Company	Dec. 31, 2012 VMF Consulting Company	Sep. 30, 2013 VMF Consulting Company Vimicro Wuxi	Dec. 31, 2011 Ningbo Sunny	Dec. 31, 2013 Tianjin SAMC	Dec. 31, 2012 Tianjin SAMC	Dec. 31, 2013 Zhongtianxin	Dec. 31, 2012 Zhongtianxin	Dec. 31, 2013 Visiondigi	Dec. 31, 2012 Visiondigi	Dec. 31, 2013 Visiondigi Vimicro China	Apr. 30, 2014 Vimicro Tianshi VMF Shenzhen Subsequent event	Jan. 31, 2014 Vimicro Tianshi VMF Shenzhen Subsequent event	Dec. 31, 2013 Vimicro Tianshi VMF Shenzhen
RELATED PARTY TRANSACTION
Ownership interest percentage				100.00%	100.00%					0.10%												51.00%				18.00%
Beneficially held equity interest											0.10%	0.10%	18.00%											12.03%
Percentage of equity interest disposed						0.10%		0.10%
Investments in unconsolidated affiliates, at cost		$ 2									$ 2
Cash consideration of transfer of equity interest																		8									1,200	3,800	5,000
Carrying amount of outstanding due from the Group																													5,000
Related party transactions
Sales	22,136	856	4,265											333	4,193				72	828	523	21,308
Purchase of inventories																			64			3,721
Related party balances
Amounts due from related parties:	25,820	4,225					5,000		33	2			77	3,200		450	430			885	422	19,375	107		64
Amounts due to related parties	7,040	2,184							204	513												6,836	1,671
Provision for doubtful accounts, amounts due from related parties													$ 309											$ 42	$ 1,749